ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

ACCOUNTING POLICY
We initially recognize accounts receivable on the date they originate. We measure accounts receivable initially at fair value, and subsequently at amortized cost, with changes recognized in net income. We measure an impairment loss for accounts receivable as the excess of the carrying amount over the present value of future cash flows we expect to derive from it, if any. The excess is allocated to an allowance for doubtful accounts and recognized as a loss in net income.

EXPLANATORY INFORMATION

		As at December 31
(In millions of dollars)		2018	2017
	Note		(restated, see note 2)

Customer accounts receivable		1,529	1,443
Other accounts receivable		785	653
Allowance for doubtful accounts	16	(55)	(61)

Total accounts receivable		2,259	2,035